Related parties (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated statements of income
Fixed and variable compensation	$ 96,007	$ 60,117	$ 122,892